Material Accounting Policies - Summary of Estimated Useful Lives of Assets on Amortization of Assets Other than Goodwill Calculated (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Technology Related Development Costs [Member] | Bottom of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years	2 years
Technology Related Development Costs [Member] | Top of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years
Software [Member] | Bottom of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years	3 years
Software [Member] | Top of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years
Customer Related Intangible Assets [Member] | Bottom of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7 years	7 years
Customer Related Intangible Assets [Member] | Top of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years	10 years
Contract Related Intangible Assets [member] | Bottom of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years
Contract Related Intangible Assets [member] | Top of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	6 years	6 years
Marketing Related Intangible Assets [member] | Bottom of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7 years	7 years
Marketing Related Intangible Assets [member] | Top of Range [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years	10 years
Others [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years